Loss Per Shares	6 Months Ended
Dec. 31, 2023
Loss Per Shares [Abstract]
Loss per shares

Note 13 – Loss per shares

The Company computes loss per share of Class A ordinary shares and Class B ordinary shares using the two-class method. The rights, including the liquidation and dividend rights, of the holders of Class A ordinary shares and Class B ordinary shares are identical.  As a result, the undistributed earnings (loss) for each year are allocated based on the contractual participation rights of the Class A ordinary shares and Class B ordinary shares as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed loss are allocated on a proportionate basis.

The following tables set forth the computation of basic and diluted loss per share of Class A ordinary shares and Class B ordinary shares:

	For the Six Months Ended December 31, 2023		For the Six Months Ended December 31, 2022
	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares
Basic and diluted loss per share:
Numerator
Allocation of undistributed loss	$(20,089,014)	$(1,035,239)	$(12,177,212)
Denominator
Number of shares used in per share computation	23,286,243	1,200,000	150,146
Basic and diluted loss per share	$(0.86)	$(0.86)	$(81.10)